(Loss)/profit before tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
(Loss)/profit before tax
Staff costs	$ 11,585	$ 2,162
Technology expenses	7,577	158
Legal and professional fees	4,310	613
Business development expenses	397	5
Depreciation of plant and equipment	2	1
Amortization of intangible assets	319	$ 195
Depreciation of right-of-use assets	300
Advertising expenses	541
Short-term rental expense	$ 171